UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               --------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

       This Amendment (Check only one):   |_|  is a restatement
                                          |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Jabre Capital Partners S.A.
Address:     1 Rue des Moulins
             1204 Geneva, Switzerland


Form 13F File Number:       028-13038
                     -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Emma Love
Title:       Head of Compliance
Phone:       + 41 22 556 2255

Signature, Place and Date of Signing:


        /s/ Emma Love             Geneva, Switzerland         May 15, 2009
---------------------------   --------------------------  ----------------------
          [Signature]               [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           0
                                             -----------------------------------

Form 13F Information Table Entry Total:                      43
                                             -----------------------------------

Form 13F Information Table Value Total:                  $166,874
                                             -----------------------------------

                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


       None

                                                     JABRE CAPITAL PARTNERS S.A.
                                                              FORM 13F
                                                    Quarter Ended March 31, 2009

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                              CLASS                         VALUE   SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE              CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE  SHARED  NONE
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
ADOBE SYS INC                 COM              00724F101  1,711       80,000  SH         SOLE                     80,000
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ALLERGAN INC                  NOTE 1.500% 4/0  018490AL6    515      500,000  PRN        SOLE                                   NONE
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ALTERNATIVE ASSET MGMT ACQU   *W EXP 08/01/201 02149U119 10,665    1,107,500  SH         SOLE                  1,107,500
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AMGEN INC                     COM              031162100  5,942      120,000  SH         SOLE                    120,000
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APPLE INC                     COM              037833100 15,768      150,000  SH   CALL  SOLE                    150,000
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AUTODESK INC                  COM              052769106  2,471      147,000  SH         SOLE                    147,000
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BARRICK GOLD CORP             COM              067901108 16,210      500,000  SH   CALL  SOLE                    500,000
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CENTRAL EUROPEAN DIST CORP    NOTE 3.000% 3/1  153435AA0  5,981   16,500,000  PRN        SOLE                                   NONE
------------------------------------------------------------------------------------------------------------------------------------
CHENIERE ENERGY INC           NOTE 2.250% 8/0  16411RAE9  3,780   15,000,000  PRN        SOLE                                   NONE
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CITRIX SYS INC                COM              177376100  2,264      100,000  SH    PUT  SOLE                    100,000
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CONOCOPHILLIPS                COM              20825C104  3,916      100,000  SH         SOLE                    100,000
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CONSOL ENERGY INC             COM              20854P109  1,514       60,000  SH         SOLE                     60,000
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CV THERAPEUTICS INC           COM              126667104  6,163      310,000  SH         SOLE                    310,000
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CYPRESS SEMICONDUCTOR CORP    COM              232806109  1,354      200,000  SH         SOLE                    200,000
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DOW CHEM CO                   COM              260543103    843      100,000  SH         SOLE                    100,000
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EQUINIX INC                   NOTE 3.000%10/1  29444UAG1  7,649   10,500,000  PRN        SOLE                                   NONE
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FIRST SOLAR INC               COM              336433107  6,900       52,000  SH         SOLE                     52,000
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INFORMATICA CORP              COM              45666Q102  5,171      390,000  SH         SOLE                    390,000
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INTEL CORP                    SDCV 2.950%12/1  458140AD2  9,158   11,000,000  PRN        SOLE                                   NONE
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INTEL CORP                    COM              458140100  3,006      200,000  SH         SOLE                    200,000
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JUNIPER NETWORKS INC          COM              48203R104  1,505      100,000  SH         SOLE                    100,000
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KINROSS GOLD CORP             COM NO PAR       496902404  6,791      380,000  SH         SOLE                    380,000
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LDK SOLAR CO LTD              SPONSORED ADR    50183L107  3,392      535,000  SH         SOLE                    535,000
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MCAFEE INC                    COM              579064106  3,853      115,000  SH         SOLE                    115,000
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MEDTRONIC INC                 NOTE 1.500% 4/1  585055AL0    476      500,000  PRN        SOLE                                   NONE
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MOTOROLA INC                  COM              620076109  1,692      400,000  SH   CALL  SOLE                    400,000
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NETFLIX INC                   COM              64110L106    858       20,000  SH         SOLE                     20,000
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NEWMONT MINING CORP           NOTE 3.000% 2/1  651639AK2    276      222,000  PRN        SOLE                                   NONE
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NOVA CHEMICALS CORP           COM              66977W109  1,152      200,000  SH         SOLE                    200,000
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OMNICARE CAP TR II            PFD B TR 4.00%   68214Q200  6,747      200,000  PRN        SOLE                                   NONE
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ORACLE CORP                   COM              68389X105  3,162      175,000  SH         SOLE                    175,000
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PEPSICO INC                   COM              713448108  2,574       50,000  SH         SOLE                     50,000
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RED HAT INC                   COM              756577102  1,784      100,000  SH         SOLE                    100,000
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SALESFORCE COM INC            COM              79466L302  2,127       65,000  SH         SOLE                     65,000
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SANDISK CORP                  NOTE 1.000% 5/1  80004CAC5  3,354    5,500,000  PRN        SOLE                                   NONE
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SILVER STD RES INC            COM              82823L106  1,612      100,000  SH         SOLE                    100,000
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SUNTECH PWR HLDGS CO LTD      NOTE 3.000% 3/1  86800CAE4  2,540    5,000,000  PRN        SOLE                                   NONE
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SUNTECH PWR HLDGS CO LTD      ADR              86800C104  3,565      305,000  SH         SOLE                    305,000
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TEVA PHARMACEUTICAL FIN CO B  NOTE 1.750% 2/0  88165FAA0    547      500,000  PRN        SOLE                                   NONE
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UNITED STATES NATL GAS FUND   UNIT             912318102  1,520     100,000   SH         SOLE                    100,000
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WYETH                         DBCV 1/1         983024AD2    498     500,000   PRN        SOLE                                   NONE
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WYETH                         COM              983024100  4,369     101,500   SH         SOLE                    101,500
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YAHOO INC                     COM              984332106  1,499     117,000   SH         SOLE                    117,000
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